Defiance Daily Target 2X Long SPCX ETF

Schedule of Investments

June 30, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 28.8%
Money Market Funds - 9.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(a)	4,570,394	$4,570,394

U.S. Treasury Bills - 19.7%	Principal Amount	Value
U.S. Treasury Bill, 7/23/2026, 3.50%(b)(c)	$9,980,000	9,958,026

TOTAL SHORT-TERM INVESTMENTS (Cost $14,528,773)		14,528,420

TOTAL INVESTMENTS - 28.8% (Cost $14,528,773)		$14,528,420
Other Assets in Excess of Liabilities - 71.2%		35,861,530
TOTAL NET ASSETS - 100.0%		$50,389,950

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(b)	The rate shown is the annualized effective yield as of June 30, 2026.
(c)	All or a portion of this security has been pledged as collateral for total return swap contracts. As of June 30, 2026, the total value of securities pledged as collateral is $9,957,146.

Defiance Daily Target 2X Long SPCX ETF

Schedule of Total Return Swaps Contracts

June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS - 20.1%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Space Exploration Technologies Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 4.00%	Termination(a)	11/30/2029	$15,939,700	$1,658,839
Space Exploration Technologies Corp.	National Bank of Canada Financial, Inc.	Receive	OBFR + 29.00%	Termination(b)	01/31/2033	17,513,150	1,822,830
Space Exploration Technologies Corp.	Nomura Securities International, Inc.	Receive	OBFR + 7.00%	Termination(c)	03/31/2033	18,794,600	1,828,781
Space Exploration Technologies Corp.	Jane Street Execution Services, LLC	Receive	OBFR + 15.00%	Termination(d)	06/16/2033	14,095,950	1,373,924
Space Exploration Technologies Corp.	BMO Capital Markets Corp.	Receive	OBFR + 6.00%	Termination(a)	05/31/2028	5,552,950	528,450
Space Exploration Technologies Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Termination(e)	06/16/2033	12,814,500	1,334,939
Space Exploration Technologies Corp.	Clear Street LLC	Receive	OBFR + 1.75%	Termination(d)	07/25/2028	16,045,634	1,580,809
							10,128,572

Net Unrealized Appreciation (Depreciation)							$10,128,572

OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(b)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.